Unaudited Interim Condensed Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flow from operating activities
Loss before income tax	R$ (52,829)	R$ (28,074)
Adjustments for:
Depreciation and amortization	9,985	9,716
Treasury stock	(27)
Share-based payment expense	47	641
Adjustment in provision for risks	(4,999)	(1,676)
Interest on loans, financing and debentures	5,497	5,170
Interest on lease liabilities	134	267
Allowance for expected credit loss	(22)	10
Loss (Gain) on disposal of assets	43	(21)
Deferred and contingent consideration adjustment	21,616	29,621
Employee bonus provision	917	809
Fair value of derivative warrant liabilities	(3,026)	(1,900)
Increase (decrease) in operating assets:
Trade accounts receivable	3,229	(1,470)
Other assets	3,922	(3,535)
(Decrease) increase in operating liabilities:
Accounts payable to suppliers	(13,585)	11,061
Salaries and labor charges	319	519
Taxes and fees	2,666	1,607
Deferred revenue	583	574
Other liabilities	95	(117)
Income taxes paid	(6,955)	(5,982)
Net cash (used in) generated by operating activities	(32,390)	17,220
Investment activities
Cash payments to acquire property and equipment	(753)	(1,163)
Cash payments to acquire intangibles	(3,307)	(6,598)
Write-off due to discontinuation or disposal	30,261
Net cash (used in) generated by investment activities	26,201	(7,761)
Financing activities
Payment of principal loans and financing	(4,287)	(10,789)
Interest paid	(3,815)	(3,955)
Payment of principal portion of lease liabilities	(507)	(539)
Proceeds from debentures, loans, and financing	(19,285)	5,700
Capital increase	85,741	10,645
Distributions paid to non-controlling interest	(12,326)	(1,228)
Payment of principal on related party loans	174	(127)
Payment of deferred and contingent consideration on acquisitions	(33,654)	(7,315)
Net cash (used in) generated by financing activities	12,041	(7,608)
Exchange rate changes on cash and cash equivalents of foreign subsidiaries	(7,488)
Increase (decrease) in cash and cash equivalents	(1,636)	1,851
Cash and cash equivalents at the beginning of the period	18,035	11,398
Cash and cash equivalents at the end of the period	R$ 16,399	R$ 13,249